CREDIT SUISSE OPPORTUNITY FUNDS (the “Trust”)

Credit Suisse Floating Rate High Income Fund

Credit Suisse Strategic Income Fund

(each, a “Fund”)

Supplement to each Fund’s Summary Prospectus, Prospectus and Statement of Additional
Information (“SAI”), each dated February 27, 2026, as supplemented to date

Effective September 4, 2026, the Trust and each Fund will change its name as reflected in the table below. As such, effective September 4, 2026, all references to the Trust and each Fund’s current name in each Fund’s Summary Prospectus, Prospectus, and SAI are hereby deleted and replaced with the new name reflected in the table below.

Current Trust/Fund Name	New Trust/Fund Name
Credit Suisse Opportunity Funds	UBS Asset Management Opportunity Funds
Credit Suisse Strategic Income Fund	UBS Asset Management Strategic Income Fund
Credit Suisse Floating Rate High Income Fund	UBS Asset Management Floating Rate High Income Fund

Shareholders should retain this supplement for future reference.

Dated: July 15, 2026

16-0726
for
CS-PRO
FRHI-SUMPRO
SIF-SUMPRO
2026-002